FINANCIAL INSTRUMENTS - Net Gains (Losses) Recognized in Income (Details) - Not designated as hedging instruments - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Gains (losses) recognized in current earnings
Net Gains (Losses) in Income	$ (22.5)	$ (44.1)	$ 6.9
Foreign exchange contracts | Cost of products sold
Gains (losses) recognized in current earnings
Net Gains (Losses) in Income	4.5	(1.2)	2.8
Foreign exchange contracts | Marketing, general and administrative expense
Gains (losses) recognized in current earnings
Net Gains (Losses) in Income	$ (27.0)	$ (42.9)	$ 4.1